Villere Equity Fund

SCHEDULE OF INVESTMENTS at May 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 78.8%
Administrative & Support Services: 2.3%
21,900	TTEC Holdings, Inc.	$927,684

Chemical Manufacturing: 5.1%
20,320	Ligand Pharmaceuticals, Inc. [1,2]	2,063,902

Computer & Electronic Product Manufacturing: 9.0%
91,690	ON Semiconductor Corp. [1]	1,511,968
5,470	Roper Technologies, Inc.	2,154,086
		3,666,054
Credit Intermediation: 14.3%
13,320	Euronet Worldwide, Inc. [1]	1,261,804
67,890	First Hawaiian, Inc.	1,171,102
128,190	Kearny Financial Corp.	1,098,588
11,790	Visa, Inc. - Class A	2,301,880
		5,833,374
Health Care Equipment Manufacturing: 18.6%
10,400	ABIOMED, Inc. [1]	2,328,560
13,460	STERIS PLC	2,232,879
4,850	Stryker Corp.	949,290
5,740	Teleflex, Inc.	2,082,817
		7,593,546
Insurance Carriers & Related Activities: 9.8%
13,130	eHealth, Inc. [1]	1,712,415
29,500	The Progressive Corp.	2,291,560
		4,003,975
Machinery: 1.6%
90,756	3D Systems Corp. [1,2]	668,872

Merchant Wholesalers & Durable Goods: 3.7%
54,100	LKQ Corp. [1]	1,485,586

Nursing & Residential Care Facilities: 2.8%
31,840	Eldorado Resorts, Inc. [1,2]	1,129,046

Professional, Scientific & Technical Services: 2.6%
48,090	Ebix, Inc. [2]	1,077,697

Real Estate: 1.8%
14,230	The Howard Hughes Corp. [1]	720,750

Sporting & Recreation Goods: 4.8%
7,270	Pool Corp.	1,955,775

Truck Transportation: 2.4%
7,990	J.B. Hunt Transport Services, Inc.	956,163

TOTAL COMMON STOCKS
(Cost $29,851,474)		32,082,424

SHORT-TERM INVESTMENTS: 21.4%
Money Market Funds: 21.4%
8,738,009	Invesco Government & Agency Portfolio - Institutional Class, 0.115% [3]	8,738,009

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,738,009)		8,738,009

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 10.0%
Money Market Funds: 10.0%
4,089,497	First American Government Obligations Fund - Class Z, 0.046% [3]	4,089,497

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $4,089,497)		4,089,497

TOTAL INVESTMENTS IN SECURITIES: 110.2%
(Cost $42,678,980)		44,909,930
Liabilities in Excess of Other Assets: (10.2)%		(4,145,132)
TOTAL NET ASSETS: 100.0%		$40,764,798

[1]	Non-income producing security.
[2]	This security or a poriton of this security was out on loan as of May 31, 2020. Total loaned securities had a value of $4,012,273 or 9.8% of net assets.
[3]	Annualized seven-day effective yield as of May 31, 2020.

Villere Equity Fund
Summary of Fair Value Exposure at May 31, 2020 (Unaudited)

The Villere Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2020. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$32,082,424	$-	$-	$32,082,424
Short-Term Investments	8,738,009	-	-	8,738,009
Investments Purchased with Cash Proceeds from Securities Lending	4,089,497	-	-	4,089,497
Total Investments in Securities	$44,909,930	$-	$-	$44,909,930